Long-term investments	12 Months Ended
Dec. 31, 2023
Long-term investments.
Long-term investments

9.    Long-term investments

The Group’s long-term investments consisted of the following:

	December 31,	December 31,
	2022	2023
Equity investments:
Equity method investments (i)	1,325,800	1,505,509
Equity securities using fair value option (iv)	—	1,528,861
Equity securities without readily determinable fair value (ii)	101,536	391,205
Equity securities with readily determinable fair value	48,290	45,323
Debt investments:
Held-to-maturity debt securities – time deposit (iii)	3,231,924	1,875,318
Available-for-sale debt securities (iv)	1,648,861	120,000
Retained asset-backed securities(v)	—	21,000
Total	6,356,411	5,487,216

(i) Equity method investments

In August 2020, the Group and three other third party investors jointly established the Battery Asset Company. The Group invested RMB200,000 in the Battery Asset Company and held 25% of the Battery Asset Company’s equity interests. In December 2020, the Battery Asset Company entered into an agreement with the other third-party investors for a total additional investment of RMB640,000 by those investors. In 2021, the Group invested an additional RMB270,000 and owned approximately 19.8% equity interests of the Battery Asset Company. In July 2022, the Battery Asset Company entered into an agreement with the other third-party investors for a total additional investment of RMB40,000 by those investors. As of December 31, 2023, the Group owns approximately 19.4% equity interests of the Battery Asset Company. The Group, as a major shareholder of the Battery Asset Company, is entitled to appoint one out of eight directors in the Battery Asset Company’s board of directors and can exercise significant influence over the Battery Asset Company. Therefore, the investment in the Battery Asset Company is accounted for using the equity method of accounting.

In November 2021, the Group purchased an equity investment in an investment fund held by Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd. (“Weilan”), a company controlled by the principal shareholder (and Chief Executive Officer) of the Group (Note 27), with the total consideration of RMB50,000. As at the date of purchase, such investment was recorded at fair value of RMB68,535 with the excessive amount of RMB18,535 over the purchase consideration of RMB50,000 being recorded as an additional paid in capital contribution from the shareholder. The Group has ownership interest of 1.03% in this fund but has the ability to exercise significant influence over this fund through its capacity as a member of its investment committee which determines the investment strategies and makes investment decisions for this fund. Therefore, the Group accounts for this investment under equity method.

In April 2018, the Group and certain other third party investors jointly established a private company. The Group invested RMB112,500 and held 22.5% of its equity interests. The Group was entitled to appoint one out of five directors in its board of directors and could exercise significant influence over the private company. Therefore, the investment was accounted for under equity method. As of December 31, 2020, the carrying amount of the investment was nil due to the share of losses of the investee. In February 2021, with the dilution of the Group’s ownership in the investee to 4.5% as a result of a financing transaction completed by the investee which issued new shares to new investors, the Group, after taking into consideration unrecognized losses of the investee (any losses cumulatively in excess of carrying value), recognized a dilution gain of RMB104,653 in the share of income of equity investee as an indirect disposal with a like adjustment to the investment carrying amount. This gain became an addition to the Group’s new cost basis in this investment. Upon the completion of the financing transaction of the investee, the Group was no longer entitled to appoint director to this investee and hence lost the ability to exercise significant influence. As a result, the Group discontinued the equity method accounting and elected to account for this investment as an equity investment without a readily determinable fair value. Immediately following the discontinuation of the equity method accounting, the Group remeasured the investment at fair value of RMB133,767 with reference to the price of the financing and recorded a gain of RMB29,114.

In 2022 and 2023, the Group invested in several private funds as a limited partner with a total amount of RMB192,723 and RMB94,849, respectively. The Group is not able to control the investment committee which determines the investment strategies and makes investment decisions for these funds, nor is the Group entitled to replace the general partner through kick-out rights. However, with certain voting rights the Group is entitled to exercise significant influence over the funds. Therefore, the Group accounts for these investments under equity method.

During the years ended December 31, 2021, 2022 and 2023, the Group recognized RMB62,510, RMB377,775 and RMB64,394 of shares of income of equity investees, respectively, from all of its equity method investments.

As of December 31, 2022 and 2023, none of the Group’s equity method investment, both individually or in aggregate, was considered as significant under Reg S-X Rules.

(ii) Equity securities without readily determinable fair value

	December 31,	December 31,
	2022	2023
Equity securities without readily determinable fair value:
Initial cost	9,477	304,134
Net cumulative fair value adjustments	92,059	87,071
Carrying value	101,536	391,205

The Group has certain equity investments which are measured under the measurement alternative. During the years ended December 31, 2021, 2022 and 2023, in addition to the transaction discussed above, the Group invested RMB4,000, RMB35 and RMB294,657 in equity securities without readily determinable fair value, respectively. The Group re-measured these investments based on recent financing transactions of these investees, which were considered as observable transactions, and recorded fair value gain of RMB94,711, losses of RMB2,652 and RMB4,988 in investment income during the years ended December 31, 2021, 2022 and 2023, respectively.

(iii) Held-to-maturity debt securities – time deposit

Held-to-maturity investments represent time deposits in commercial banks with maturities of more than one year with carrying amounts of RMB3.2 billion and RMB1.9 billion as of December 31, 2022 and 2023 respectively. As of December 31, 2022 and 2023, the weighted average maturities periods are 1.9 and 1.5 years, respectively.

(iv) Available-for-sale debt securities

	December 31,	December 31,
	2022	2023
Available-for-sale debt securities:
Initial cost	671,567	120,000
Net cumulative fair value adjustments	977,294	—
Carrying value	1,648,861	120,000

In July 2022, the Group invested in a private company with total consideration of RMB120,000. Since the investment contains certain substantive preferential rights, including redemption at the holders’ option upon occurrence of certain contingent events that are out of the investee’s control and liquidation preference over the rights of common shareholders, it is not considered as common stock or in-substance common stock and is therefore classified as available-for-sale debt investment which is measured at its fair value with the change of fair value recognized as other comprehensive income. For the year ended December 31, 2023, the fair value change of the investment was immaterial.

In July 2021, the Group, together with several third party investors, established a fund with total capital contributions of RMB650,000, among which the Group contributed RMB550,000. According to the fund agreement, the fund is established for the sole purpose of investing in a pre-determined private company and the Group is able to unilaterally determine the operation and investment strategy of the fund. Therefore, the Group consolidated the financial statements of the fund. The investments provided by other investors to the fund with amount of RMB100,000 are classified as non-controlling interest. The fund purchased a minority interest of a private company that was pre-determined with total consideration of RMB650,000. Since the investment contained certain substantive preferential rights, including redemption at the holders’ option upon occurrence of certain contingent events that were out of the investee’s control and liquidation preference over the common shareholders, it was not considered as common stock or in-substance common stock and was therefore classified as available-for-sale debt investment which was measured at its fair value with the change of fair value recognized as other comprehensive income. In 2022, the Group entered into agreements with other third-party investors and disposed certain equity interests of this private company with the total consideration of RMB270,000 and recognized investment gain of RMB171,567, among which RMB4,652 were released from unrealized gains of other comprehensive income. In November 2023, all shareholders of the investee entered into agreements and agreed to terminate their redemption rights, with other preferential rights being remained effective, including the rights to request the investee’s founders’ to repurchase shares from certain shareholders upon the achievement of certain contingent events (the “Put option”) and liquidation preference over the rights of common shareholders. As a result of these changes, the Group determined that the fund should no longer be considered a debt investment, but rather now included terms more akin to an equity investment.As a result, the Group discontinued available-for-sale debt investment accounting and accounted for this investment as an equity investment using the fair value option. Due to the change in the character of the investment and as a result of the related remeasurement, a gain on the previously held available-for-sale debt security was recognized by recycling a previously unrealized gain of RMB977,294 from other comprehensive income to investment income. Correspondingly, the deferred tax impact associated with this unrealised gain of RMB206,734 that was previously recorded in other comprehensive income was recognized in deferred income tax expenses.

As of December 31, 2022 and 2023, the Group valued available-for-sale debt securities using a market approach by adopting a backsolve method which benchmarked to recent comparable financing transactions of these investments, and recognized a gain from the increase of the fair value of RMB946,571 and nil, respectively. After deducting the tax impact of RMB200,235 and nil, the Group recorded RMB746,336 and nil in other comprehensive income, among which RMB151,299 and nil was attributed to non-controlling interests.

(v) Retained asset-backed securities

In August 2023, the Company, through its wholly owned subsidiary, entered into an asset-backed securitization arrangement and securitized receivables arising from auto financing arrangements through the transfer of those assets to a third party securitization entity. The securitization entity initially issued debt securities to investors at the total amount of RMB859 million. It is a revolving arrangement where the Group provides management, administration and collection services at market rates on the transferred financial assets, but only retains an insignificant economic interest in the securitization entity. As a result, the Group does not have control over the securitization entity and the transferred receivables were derecognized. The Group elects to classify the retained asset-backed securities as trading securities.

No impairment charges were recognized for the years ended December 31, 2021, 2022 and 2023.